EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings (loss) per share:

(in millions except per share amounts)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) attributable to equity shareholders of the Company	$264	$(173)	$443	$(299)

Weighted average shares outstanding
Basic	535	500	534	500
Diluted	550	500	550	500

Total basic and diluted EPS attributable to equity shareholders
Basic	$0.49	$(0.35)	$0.83	$(0.60)
Diluted	$0.48	$(0.35)	$0.81	$(0.60)